Disclosure of detailed information about supplemental cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Loss (gain) from silver futures derivatives and marketable securities	$ 2,600	$ (6,281)
Loss on fair value adjustment on prepayment facilities	0	586
Unrealized foreign exchange gain and other	(2,457)	(5,239)
Adjustments to reconcile net earnings to operating cash flows before movements in working capital	143	(10,934)
(Increase) decrease in trade and other receivables	(3,889)	7,362
Decrease in inventories	2,646	2,828
(Increase) decrease in prepaid expenses and other	(743)	638
Decrease in income taxes payable	(4,081)	(4,903)
Increase (decrease) in trade and other payables	1,648	(8,469)
Net change in non-cash working capital items	(4,419)	(2,544)
Transfer of share-based payments reserve upon exercise of options	1,867	5,248
Acquisition of mining interests	(500)	(500)
Assets acquired by finance lease	0	(1,475)
Settlement of liabilities	0	(253)
Non-cash investing and financing activities	$ 1,367	$ 3,020